S000086827 [Member] Annual Fund Operating Expenses - S000086827 [Member] - C000252455 [Member]	Mar. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.46%